SCUDDER
                                                                     INVESTMENTS

Sector Specific Funds I

Scudder Technology Fund

Supplement to the prospectus dated October 1, 2004

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Effective January 28, 2005, Scudder Technology Fund is no longer offered through this prospectus. For a copy of the fund's current prospectus, please contact Scudder Investments.










               Please Retain This Supplement for Future Reference





January 28, 2005